SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Sale of Golar Seal

In February 2023, the Company entered into an agreement to sell the Golar Seal for $184.3 million. The transaction completed on March 22, 2023 after successful redelivery of the vessel from its last charter to the buyer resulting in a gain of $42.5 million.

Corporate Update

Golar Hull M2048 Corp. was renamed to Kool Ice Corporation effective January 23, 2023. The vessel bareboat chartered and operated by this entity was renamed to Kool Ice from Golar Ice effective April 3, 2023.

Golar LNG NB12 Corp. was renamed to Kool Frost Corporation effective February 1, 2023. The vessel owned and operated by this entity was renamed to Kool Frost from Golar Frost effective February 3, 2023.

Golar LNG NB10 Corporation was renamed the Kool Glacier Corporation effective February 27, 2023.

Golar HULL M2047 Corporation was renamed the Kool Blizzard Corporation effective April 3, 2023. The vessel owned and operated by this entity was renamed to Kool Blizzard from Golar Snow effective April 7, 2023.

Share Ownership

In February 2023, Golar sold almost all of its remaining shareholding interest in the Company of 4,463,845 common shares to EPS. Following Golar’s sale, as of April 21, 2023, EPS now owns approximately 58.2% interest with a total of 31,254,390 common shares and 41.8% of the outstanding shares are held by the public.

Dividend Distribution

In February 2023, the Company declared a cash distribution of $0.40 per common share in respect of the three months ended December 31, 2022 to common shareholders of record as of March 3, 2023 and the dividends were paid on March 10, 2023.

Interest Rate Swaps

In March 2023, CoolCo entered into further interest rate swap agreements with various financial institutions that converts floating rate interest obligations under the $520 million term loan facility to fixed interest rates. As a result, 26% of the floating interest rate exposure on the nominal outstanding amount of $500.6 million for the $520.0 million term loan facility has now been hedged at an average fixed rate of 3.63%. The swap agreements have a start date in March 2023, maturing in May 2029, and follow the amortization profile of the $520 million term loan facility.